Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of components of income tax provision (benefit)

		For the Period from
		January 28, 2021
	For the Year Ended	(inception) through
	December 31, 2022	December 31, 2021
Current
Federal	$438,374	$—
State	—	—
Deferred
Federal	(539,887)	518,081
State	—
Valuation allowance	539,887	(518,081)
Income tax provision	$438,374	$—

Schedule of Company's net deferred tax assets

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$1,027,717	$487,830
Net operating loss carryforwards	—	30,251
Total deferred tax assets	1,027,717	518,081
Valuation allowance	(1,027,717)	(518,081)
Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate (benefit)

	December 31, 2022	December 31, 2021
Statutory Federal income tax rate	21.0%	21.0%
Offering Costs	0.0%	(0.7)%
Loss upon issuance of private placement warrants	0.0%	(88.1)%
Gain on settlement of deferred underwriting commissions	(0.8)%	0.0%
Change in fair value of warrant liabilities	(21.7)%	120.1%
Change in Valuation Allowance	10.8%	(52.3)%
Income tax provision	9.3%	0.0%